Leases (Details)			1 Months Ended				12 Months Ended
	Jun. 21, 2021 USD ($)	Jun. 21, 2021 CNY (¥)	Jul. 29, 2022 USD ($)	Jul. 29, 2022 CNY (¥)	Jun. 24, 2019 USD ($)	Jun. 24, 2019 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Leases [Line Items]
Annual rental payment	$ 104,555	¥ 675,120	$ 92,189	¥ 660,000	$ 65,103	¥ 431,460
Right use of assets							$ 79,188
Operating right-of-use liabilities							79,188
Operating right-of-use liabilities non current
Operating lease expense							$ 77,144	$ 176,676